Accrued Expenses - Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Accrued Expenses [Abstract]
Accrued voyage expenses	$ 595	$ 485
Accrued loan interest	9,013	9,026
Accrued legal and professional fees	3,603	291
Total accrued expenses	$ 13,211	$ 9,802